CONSOLIDATED BALANCE SHEETS (Parenthetical) - ₪ / shares	Dec. 31, 2019	Dec. 31, 2018
Statement of financial position [abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01
Ordinary shares, Authorized	50,000,000	37,244,508
Ordinary shares, Issued	27,202,795	27,178,839
Ordinary shares, Outstanding	27,202,795	27,178,839